NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Number of Outstanding Free Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information of operating income loss [line items]
Outstanding, ending balance	3,071,392
Free Shares (“AGA”) Plan
Disclosure of detailed information of operating income loss [line items]
Outstanding, beginning balance	760,505	648,345	342,020
Granted	375,162	300,049	431,291
Forfeited	(144,047)	(181,146)	(124,966)
Acquired	(22,539)	(6,743)	0
Outstanding, ending balance	969,081	760,505	648,345